SHARE-BASED PAYMENTS - Summary of the activity for the restricted shares issued under the Share Award Scheme (Details) - 2013 Share Award Scheme - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares - Outstanding	57,987,266
Number of shares - Granted	10,309,125	0
Number of shares - Cancelled	(4,136,945)
Number of shares - Vested	(3,656,739)
Number of shares - Forfeited	(5,176,536)
Number of shares - Outstanding	55,326,171
Number of shares - Expected to vest	55,326,171
Weighted-average grant date fair value - Outstanding	$ 1.32
Weighted-average grant date fair value - Granted	0.73
Weighted-average grant date fair value - Cancelled	2.09
Weighted-average grant date fair value - Vested	1.34
Weighted-average grant date fair value - Forfeited	1.73
Weighted-average grant date fair value - Outstanding	1.11
Weighted-average grant date fair value - Expected to vest	$ 1.11